Concentrations of Credit Risk (Detail) (Concentration of Counterparty Credit Risk)	12 Months Ended
Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of future hedged production	83.00%
JP Morgan Chase Bank, N.A.
Concentration Risk [Line Items]
Percentage of future hedged production	33.00%
Societe Generale
Concentration Risk [Line Items]
Percentage of future hedged production	16.00%
Royal Bank Of Canada
Concentration Risk [Line Items]
Percentage of future hedged production	14.00%
Well Fargo
Concentration Risk [Line Items]
Percentage of future hedged production	7.00%
Bank Of Nova Scotia
Concentration Risk [Line Items]
Percentage of future hedged production	7.00%
Macquarie Bank Limited
Concentration Risk [Line Items]
Percentage of future hedged production	6.00%